Goodwill - Narratives (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Impairment of goodwill		¥ 0	¥ 0	¥ 2,501,100,000
Percentage of increasing the discount rate	1.00%			1.00%
Impairment of intangible assets (excluding goodwill)		80,800,000	17,736,000	¥ 288,221,000
China Mobility
Goodwill
Impairment of goodwill	¥ 0	¥ 0	¥ 0	¥ 0
Percentage of fair value exceeding the carrying amount				30.00%
International
Goodwill
Impairment of goodwill				¥ 2,501,100,000
Impairment of intangible assets (excluding goodwill)				¥ 288,221,000